Note 7 - Convertible Notes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Sep. 15, 2022	Sep. 14, 2022	Dec. 31, 2023
Convertible Note 2022 One [Member]
Debt Instrument, Face Amount		$ 10,500
Proceeds from Issuance of Debt		10,000
Convertible Note 2022 Two [Member]
Debt Instrument, Face Amount		10,500
Proceeds from Issuance of Debt		10,000
Convertible Note 2022 [Member]
Proceeds from Issuance of Debt		$ 20,000
Senior Unsecured Convertible Note 2022 [Member]
Debt Instrument, Face Amount	$ 10,500
Proceeds from Issuance of Debt	$ 9,850
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Discount on Issuance, Percentage	4.76%
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 2.5		$ 75
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	95.00%
Debt Instrument, Monthly Redemption Premium, Percentage	5.00%
Senior Unsecured Convertible Note 2022 [Member] | Acceleration Date [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 9
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	95.00%
Debt Instrument, Convertible, Acceleration Payment Monthly Limit	$ 2,800